Distribution Date:	01/18/22	Morgan Stanley Capital I Trust 2019-H7
Determination Date:	01/11/22
Next Distribution Date:	02/17/22
Record Date:	12/31/21	Commercial Mortgage Pass-Through Certificates
Series 2019-H7

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Argentic Services Company LP
Mortgage Loan Detail (Part 1)	13-14		Andrew Hundertmark	(469) 609-2001	ahundertmark@argenticservices.com
			500 North Central Expressway, Suite 261 | Plano, TX 75074
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		Don Simon	(203) 660-6100
Delinquency Loan Detail	19		375 North French Road, Suite 100 | Amherst, NY 14228
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	20		Bank, N.A.
Specially Serviced Loan Detail - Part 1	21		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045
Modified Loan Detail	23
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	61771MAS9	2.327000%	19,200,000.00	12,034,556.61	284,964.37	23,337.01	0.00	0.00	308,301.38	11,749,592.24	21.84%	21.63%
A-2	61771MAT7	2.492000%	29,900,000.00	29,900,000.00	0.00	62,092.33	0.00	0.00	62,092.33	29,900,000.00	21.84%	21.63%
A-SB	61771MAU4	3.171000%	26,600,000.00	26,600,000.00	0.00	70,290.50	0.00	0.00	70,290.50	26,600,000.00	21.84%	21.63%
A-3	61771MAV2	3.005000%	205,000,000.00	205,000,000.00	0.00	513,354.17	0.00	0.00	513,354.17	205,000,000.00	21.84%	21.63%
A-4	61771MAW0	3.261000%	242,191,000.00	242,191,000.00	0.00	658,154.04	0.00	0.00	658,154.04	242,191,000.00	21.84%	21.63%
A-S	61771MAZ3	3.524000%	62,560,000.00	62,560,000.00	0.00	183,717.87	0.00	0.00	183,717.87	62,560,000.00	21.84%	21.63%
B	61771MBA7	3.725000%	33,614,000.00	33,614,000.00	0.00	104,343.46	0.00	0.00	104,343.46	33,614,000.00	17.30%	17.13%
C	61771MBB5	4.128000%	34,549,000.00	34,549,000.00	0.00	118,848.56	0.00	0.00	118,848.56	34,549,000.00	12.63%	12.50%
D	61771MAC4	3.000000%	15,873,000.00	15,873,000.00	0.00	39,682.50	0.00	0.00	39,682.50	15,873,000.00	10.48%	10.38%
E-RR	61771MAF7	4.395748%	22,410,000.00	22,410,000.00	0.00	82,090.59	0.00	0.00	82,090.59	22,410,000.00	7.45%	7.38%
F-RR	61771MAH3	4.395748%	17,741,000.00	17,741,000.00	0.00	64,987.47	0.00	0.00	64,987.47	17,741,000.00	5.05%	5.00%
G-RR	61771MAK6	4.395748%	8,403,000.00	8,403,000.00	0.00	30,781.22	0.00	0.00	30,781.22	8,403,000.00	3.91%	3.88%
H-RR	61771MAM2	4.395748%	28,946,514.00	28,946,514.00	0.00	101,055.03	0.00	0.00	101,055.03	28,946,514.00	0.00%	0.00%
V	61771MAP5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61771MAQ3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			746,987,514.00	739,822,070.61	284,964.37	2,052,734.75	0.00	0.00	2,337,699.12	739,537,106.24

Notional Certificates
X-A	61771MAX8	1.307529%	522,891,000.00	515,725,556.61	0.00	561,938.22	0.00	0.00	561,938.22	515,440,592.24
X-B	61771MAY6	0.660431%	130,723,000.00	130,723,000.00	0.00	71,944.58	0.00	0.00	71,944.58	130,723,000.00
X-D	61771MAA8	1.395748%	15,873,000.00	15,873,000.00	0.00	18,462.26	0.00	0.00	18,462.26	15,873,000.00
Notional SubTotal			669,487,000.00	662,321,556.61	0.00	652,345.06	0.00	0.00	652,345.06	662,036,592.24

Deal Distribution Total					284,964.37	2,705,079.81	0.00	0.00	2,990,044.18

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61771MAS9	626.79982344	14.84189427	1.21546927	0.00000000	0.00000000	0.00000000	0.00000000	16.05736354	611.95792917
A-2	61771MAT7	1,000.00000000	0.00000000	2.07666656	0.00000000	0.00000000	0.00000000	0.00000000	2.07666656	1,000.00000000
A-SB	61771MAU4	1,000.00000000	0.00000000	2.64250000	0.00000000	0.00000000	0.00000000	0.00000000	2.64250000	1,000.00000000
A-3	61771MAV2	1,000.00000000	0.00000000	2.50416668	0.00000000	0.00000000	0.00000000	0.00000000	2.50416668	1,000.00000000
A-4	61771MAW0	1,000.00000000	0.00000000	2.71749999	0.00000000	0.00000000	0.00000000	0.00000000	2.71749999	1,000.00000000
A-S	61771MAZ3	1,000.00000000	0.00000000	2.93666672	0.00000000	0.00000000	0.00000000	0.00000000	2.93666672	1,000.00000000
B	61771MBA7	1,000.00000000	0.00000000	3.10416672	0.00000000	0.00000000	0.00000000	0.00000000	3.10416672	1,000.00000000
C	61771MBB5	1,000.00000000	0.00000000	3.44000000	0.00000000	0.00000000	0.00000000	0.00000000	3.44000000	1,000.00000000
D	61771MAC4	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61771MAF7	1,000.00000000	0.00000000	3.66312316	0.00000000	0.00000000	0.00000000	0.00000000	3.66312316	1,000.00000000
F-RR	61771MAH3	1,000.00000000	0.00000000	3.66312327	0.00000000	0.00000000	0.00000000	0.00000000	3.66312327	1,000.00000000
G-RR	61771MAK6	1,000.00000000	0.00000000	3.66312269	0.00000000	0.00000000	0.00000000	0.00000000	3.66312269	1,000.00000000
H-RR	61771MAM2	1,000.00000000	0.00000000	3.49109499	0.17202831	3.06319718	0.00000000	0.00000000	3.49109499	1,000.00000000
V	61771MAP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61771MAQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61771MAX8	986.29648743	0.00000000	1.07467564	0.00000000	0.00000000	0.00000000	0.00000000	1.07467564	985.75150890
X-B	61771MAY6	1,000.00000000	0.00000000	0.55035900	0.00000000	0.00000000	0.00000000	0.00000000	0.55035900	1,000.00000000
X-D	61771MAA8	1,000.00000000	0.00000000	1.16312354	0.00000000	0.00000000	0.00000000	0.00000000	1.16312354	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	12/01/21 - 12/30/21	30	0.00	23,337.01	0.00	23,337.01	0.00	0.00	0.00	23,337.01	0.00
A-2	12/01/21 - 12/30/21	30	0.00	62,092.33	0.00	62,092.33	0.00	0.00	0.00	62,092.33	0.00
A-SB	12/01/21 - 12/30/21	30	0.00	70,290.50	0.00	70,290.50	0.00	0.00	0.00	70,290.50	0.00
A-3	12/01/21 - 12/30/21	30	0.00	513,354.17	0.00	513,354.17	0.00	0.00	0.00	513,354.17	0.00
A-4	12/01/21 - 12/30/21	30	0.00	658,154.04	0.00	658,154.04	0.00	0.00	0.00	658,154.04	0.00
X-A	12/01/21 - 12/30/21	30	0.00	561,938.22	0.00	561,938.22	0.00	0.00	0.00	561,938.22	0.00
X-B	12/01/21 - 12/30/21	30	0.00	71,944.58	0.00	71,944.58	0.00	0.00	0.00	71,944.58	0.00
X-D	12/01/21 - 12/30/21	30	0.00	18,462.26	0.00	18,462.26	0.00	0.00	0.00	18,462.26	0.00
A-S	12/01/21 - 12/30/21	30	0.00	183,717.87	0.00	183,717.87	0.00	0.00	0.00	183,717.87	0.00
B	12/01/21 - 12/30/21	30	0.00	104,343.46	0.00	104,343.46	0.00	0.00	0.00	104,343.46	0.00
C	12/01/21 - 12/30/21	30	0.00	118,848.56	0.00	118,848.56	0.00	0.00	0.00	118,848.56	0.00
D	12/01/21 - 12/30/21	30	0.00	39,682.50	0.00	39,682.50	0.00	0.00	0.00	39,682.50	0.00
E-RR	12/01/21 - 12/30/21	30	0.00	82,090.59	0.00	82,090.59	0.00	0.00	0.00	82,090.59	0.00
F-RR	12/01/21 - 12/30/21	30	0.00	64,987.47	0.00	64,987.47	0.00	0.00	0.00	64,987.47	0.00
G-RR	12/01/21 - 12/30/21	30	0.00	30,781.22	0.00	30,781.22	0.00	0.00	0.00	30,781.22	0.00
H-RR	12/01/21 - 12/30/21	30	83,383.82	106,034.65	0.00	106,034.65	4,979.62	0.00	0.00	101,055.03	88,668.88
Totals			83,383.82	2,710,059.43	0.00	2,710,059.43	4,979.62	0.00	0.00	2,705,079.81	88,668.88

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	Additional Information
Total Available Distribution Amount (1)	2,990,044.18
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,814,267.12	Master Servicing Fee	6,182.88
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,975.71
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.53
ARD Interest	0.00	Operating Advisor Fee	1,274.14
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	121.10
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,814,267.12	Total Fees	13,872.36

Principal		Expenses/Reimbursements
Scheduled Principal	284,964.37	Reimbursement for Interest on Advances	431.75
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,047.87
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	284,964.37	Total Expenses/Reimbursements	4,979.62

		Interest Reserve Deposit	90,335.31

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,705,079.81
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	284,964.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,990,044.18
Total Funds Collected	3,099,231.49	Total Funds Distributed	3,099,231.47

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	739,822,071.11	739,822,071.11	Beginning Certificate Balance	739,822,070.61
(-) Scheduled Principal Collections	284,964.37	284,964.37	(-) Principal Distributions	284,964.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	739,537,106.74	739,537,106.74	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	739,998,572.84	739,998,572.84	Ending Certificate Balance	739,537,106.24
Ending Actual Collateral Balance	739,715,501.05	739,715,501.05

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.50)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.50)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.40%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	10,000,000 or less	26	151,516,368.71	20.49%	86	4.7491	1.667410	1.40 or less	18	217,861,095.35	29.46%	89	4.7947	0.979401
10,000,001.00 to 20,000,000		20	273,831,472.25	37.03%	84	4.5539	1.847263	1.41 to 1.60	6	71,651,952.22	9.69%	90	4.8051	1.556923
20,000,001.00 to 30,000,000		7	179,189,265.78	24.23%	89	4.3359	1.676777	1.61 to 1.80	5	43,033,349.58	5.82%	78	4.8420	1.685576
30,000,001.00 to 40,000,000		2	75,000,000.00	10.14%	88	3.9848	2.244000	1.81 to 2.00	7	153,865,000.00	20.81%	89	3.9640	1.892470
40,000,001.00 to greater		1	60,000,000.00	8.11%	90	3.7408	1.850000	2.01 to 2.20	3	25,376,250.00	3.43%	63	4.7225	2.078763
	Totals	56	739,537,106.74	100.00%	87	4.4174	1.809563	2.21 or greater	17	227,749,459.59	30.80%	86	4.1265	2.620586
								Totals	56	739,537,106.74	100.00%	87	4.4174	1.809563
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Arizona	2	12,500,000.00	1.69%	90	4.0780	2.480000
							Industrial	8	86,291,122.91	11.67%	89	4.3486	2.197587
California	17	101,915,847.51	13.78%	88	4.1936	2.123944
							Lodging	18	141,832,580.81	19.18%	89	4.7474	1.002185
Connecticut	1	3,550,000.00	0.48%	89	4.3100	2.430000
							Mixed Use	8	67,947,000.00	9.19%	90	4.8076	1.404594
Florida	6	58,268,131.76	7.88%	70	4.8428	2.275754
							Multi-Family	9	96,187,044.12	13.01%	82	4.1942	1.924843
Georgia	3	58,812,811.24	7.95%	90	4.5798	1.000876
							Office	8	97,503,639.57	13.18%	77	4.4922	1.929870
Illinois	2	27,500,000.00	3.72%	89	4.2144	2.656000
							Retail	29	246,947,174.69	33.39%	89	4.2007	2.160487
Indiana	2	10,439,413.62	1.41%	90	4.9206	1.910000
							Self Storage	1	2,828,544.79	0.38%	89	4.5200	1.480000
Kentucky	1	10,705,520.76	1.45%	29	4.5400	2.280000
							Totals	81	739,537,106.74	100.00%	87	4.4174	1.809563
Louisiana	1	16,000,000.00	2.16%	89	4.5500	1.020000
Maryland	2	11,662,509.26	1.58%	89	4.3335	2.198938
Michigan	1	4,008,523.36	0.54%	89	5.1000	1.770000
Missouri	2	13,410,507.82	1.81%	90	4.7073	1.184357
Nevada	2	75,900,000.00	10.26%	90	3.7670	1.888090
New Jersey	2	29,884,726.90	4.04%	89	4.7696	0.964592
New York	25	192,967,970.33	26.09%	89	4.4836	1.649200
North Carolina	3	35,626,592.49	4.82%	90	4.4378	1.721208
Ohio	1	2,828,544.79	0.38%	89	4.5200	1.480000
Pennsylvania	1	1,334,103.85	0.18%	90	4.5500	1.240000
Texas	4	51,985,000.00	7.03%	89	4.4379	2.280468
Washington	1	6,547,374.78	0.89%	89	4.9900	1.260000
West Virginia	1	3,450,000.00	0.47%	89	4.0200	2.360000
Wisconsin	1	10,239,528.42	1.38%	89	4.9800	1.550000
Totals	81	739,537,106.74	100.00%	87	4.4174	1.809563

Note: Please refer to footnotes on the next page of the report.

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				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.4999% or less	22	372,646,833.54	50.39%	89	3.9774	2.237732	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	21	274,619,608.32	37.13%	87	4.6935	1.307296	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	13	92,270,664.88	12.48%	76	5.3725	1.575215	25 months to 36 months	56	739,537,106.74	100.00%	87	4.4174	1.809563
	Totals	56	739,537,106.74	100.00%	87	4.4174	1.809563	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	56	739,537,106.74	100.00%	87	4.4174	1.809563
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	3	30,206,999.47	4.08%	29	4.9987	2.019815	Interest Only	28	437,511,250.00	59.16%	88	4.2388	2.070834
	61 months or greater	53	709,330,107.27	95.92%	89	4.3926	1.800610	300 months or less	2	10,819,566.88	1.46%	88	5.5179	1.834706
	Totals	56	739,537,106.74	100.00%	87	4.4174	1.809563	301 months or greater	26	291,206,289.86	39.38%	85	4.6449	1.416093
								Totals	56	739,537,106.74	100.00%	87	4.4174	1.809563
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		1	8,288,978.71	1.12%	29	5.4000	1.670000				None
	Totals	56	739,537,106.74	100.00%	87	4.4174	1.809563

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type ‘Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1A11	30316448	RT	Las Vegas	NV	Actual/360	3.741%	193,274.67	0.00	0.00	N/A	07/01/29	--	60,000,000.00	60,000,000.00	01/01/22
1A16	30316453				Actual/360	3.741%	32,212.44	0.00	0.00	N/A	07/01/29	--	10,000,000.00	10,000,000.00	01/01/22
2A1	30316207	Various Various		CA	Actual/360	4.059%	139,810.00	0.00	0.00	N/A	05/06/29	--	40,000,000.00	40,000,000.00	01/06/22
2A5	30316211				Actual/360	4.059%	69,905.00	0.00	0.00	N/A	05/06/29	--	20,000,000.00	20,000,000.00	01/06/22
3A1	30316472	LO	Atlanta	GA	Actual/360	4.590%	114,094.03	39,520.04	0.00	N/A	07/06/29	--	28,866,295.60	28,826,775.56	12/06/21
3A3	30316474				Actual/360	4.590%	57,047.02	19,760.02	0.00	N/A	07/06/29	--	14,433,147.65	14,413,387.63	12/06/21
4	30316478	MF	Brooklyn	NY	Actual/360	3.900%	117,541.67	0.00	0.00	N/A	06/06/29	--	35,000,000.00	35,000,000.00	01/06/22
5	30316480	LO	Various	Various	Actual/360	4.550%	107,412.57	37,840.68	0.00	N/A	07/06/29	--	27,414,763.41	27,376,922.73	01/06/22
6	30503194	MU	New York	NY	Actual/360	4.820%	116,215.56	0.00	0.00	N/A	07/06/29	--	28,000,000.00	28,000,000.00	01/06/22
7	30316483	MF	Long Island City	NY	Actual/360	3.784%	84,724.03	0.00	0.00	N/A	04/01/29	--	26,000,000.00	26,000,000.00	01/01/22
8	30316484	IN	Durham	NC	Actual/360	4.500%	95,014.06	34,190.69	0.00	N/A	07/06/29	--	24,519,758.18	24,485,567.49	01/06/22
9	30316485	OF	Culver City	CA	Actual/360	3.905%	78,181.35	0.00	0.00	N/A	07/06/29	--	23,250,000.00	23,250,000.00	01/06/22
10	30316486	RT	Dallas	TX	Actual/360	4.035%	73,834.90	0.00	0.00	N/A	06/01/29	--	21,250,000.00	21,250,000.00	01/01/22
11	30316487	IN	Various	FL	Actual/360	3.770%	64,927.78	0.00	0.00	N/A	07/06/29	--	20,000,000.00	20,000,000.00	01/06/22
12	30316219	IN	Niles	IL	Actual/360	4.232%	60,129.67	0.00	0.00	06/01/29	05/01/30	--	16,500,000.00	16,500,000.00	01/01/22
13	30316488	LO	Princeton	NJ	Actual/360	4.760%	63,578.10	20,504.19	0.00	N/A	07/06/29	--	15,511,056.12	15,490,551.93	01/06/22
14	30316489	LO	Metairie	LA	Actual/360	4.550%	62,688.89	0.00	0.00	N/A	06/01/29	--	16,000,000.00	16,000,000.00	01/01/22
15	30316490	MU	New York	NY	Actual/360	4.450%	60,927.92	0.00	0.00	N/A	07/06/29	--	15,900,000.00	15,900,000.00	01/06/22
16	30316491	RT	New Braunfels	TX	Actual/360	4.670%	61,929.39	0.00	0.00	N/A	07/06/29	--	15,400,000.00	15,400,000.00	01/06/22
17	30316492	OF	Princeton	NJ	Actual/360	4.780%	59,327.02	19,191.55	0.00	N/A	05/06/29	--	14,413,366.52	14,394,174.97	01/06/22
18	30316493	OF	Rochester	NY	Actual/360	4.990%	58,008.75	0.00	0.00	N/A	07/01/29	--	13,500,000.00	13,500,000.00	01/05/22
19	30502523	OF	New York	NY	Actual/360	3.914%	42,129.86	0.00	0.00	N/A	03/11/29	--	12,500,000.00	12,500,000.00	01/11/22
20	30316495	MU	Staten Island	NY	Actual/360	5.290%	55,574.39	0.00	0.00	N/A	06/06/29	--	12,200,000.00	12,200,000.00	01/06/22
21	30316496	RT	Miami Beach	FL	Actual/360	5.650%	59,356.39	0.00	0.00	N/A	07/11/29	--	12,200,000.00	12,200,000.00	12/11/21
22	30316498	OF	Atlanta	GA	Actual/360	4.180%	43,193.33	0.00	0.00	N/A	07/01/29	--	12,000,000.00	12,000,000.00	01/01/22
23	30316501	OF	Bradenton	FL	Actual/360	5.140%	49,627.77	0.00	0.00	N/A	07/06/24	--	11,212,500.00	11,212,500.00	01/06/22
24	30316502	RT	Niles	IL	Actual/360	4.188%	39,669.67	0.00	0.00	N/A	06/01/29	--	11,000,000.00	11,000,000.00	01/01/22
25	30316503	MF	Louisville	KY	Actual/360	4.540%	41,903.76	13,075.24	0.00	N/A	06/06/24	--	10,718,596.00	10,705,520.76	01/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
26	30316504	LO	Menomonee Falls	WI	Actual/360	4.980%	43,966.35	13,021.49	0.00	N/A	06/06/29	--	10,252,549.91	10,239,528.42	01/06/22
27	30316505	IN	Fenton	MO	Actual/360	4.350%	37,909.16	14,545.27	0.00	N/A	07/06/29	--	10,120,353.81	10,105,808.54	01/06/22
28	30316506	MF	El Paso	TX	Actual/360	4.890%	42,403.09	0.00	0.00	N/A	06/06/29	--	10,070,000.00	10,070,000.00	12/06/21
29	30316507	LO	San Jose	CA	Actual/360	4.930%	42,452.78	0.00	0.00	N/A	04/01/29	--	10,000,000.00	10,000,000.00	01/01/22
30	30316508	RT	Austell	GA	Actual/360	5.800%	17,859.69	3,263.42	0.00	N/A	05/06/29	--	3,575,911.32	3,572,647.90	01/06/22
31	30316509	RT	Independence	MO	Actual/360	5.800%	16,520.21	3,018.67	0.00	N/A	05/06/29	--	3,307,717.95	3,304,699.28	01/06/22
32	30316510	RT	Indianapolis	IN	Actual/360	5.800%	12,625.81	2,307.05	0.00	N/A	05/06/29	--	2,527,970.67	2,525,663.62	01/06/22
33	30503235	Various Brooklyn		NY	Actual/360	5.100%	40,403.33	0.00	0.00	N/A	06/06/29	--	9,200,000.00	9,200,000.00	12/06/21
34	30316511	RT	Holly Springs	NC	Actual/360	4.020%	19,873.51	0.00	0.00	N/A	06/01/29	--	5,741,025.00	5,741,025.00	01/01/22
35	30316512	RT	Lewisburg	WV	Actual/360	4.020%	11,942.75	0.00	0.00	N/A	06/01/29	--	3,450,000.00	3,450,000.00	01/01/22
36	30316513	LO	Lawndale	CA	Actual/360	5.050%	37,731.62	10,857.72	0.00	N/A	06/01/29	--	8,676,705.23	8,665,847.51	01/01/22
37	30316514	OF	Tampa	FL	Actual/360	5.400%	38,582.37	8,305.45	0.00	N/A	06/06/24	--	8,297,284.16	8,288,978.71	01/06/22
38	30316515	RT	Mount Airy	MD	Actual/360	4.120%	28,382.22	0.00	0.00	N/A	06/01/29	--	8,000,000.00	8,000,000.00	01/01/22
39	30316516	RT	Indianapolis	IN	Actual/360	4.640%	31,619.83	0.00	0.00	N/A	07/01/29	--	7,913,750.00	7,913,750.00	01/01/22
40	30503236	LO	Sanford	FL	Actual/360	5.400%	30,587.82	11,373.14	0.00	N/A	07/01/29	--	6,578,026.19	6,566,653.05	01/01/22
41	30503251	RT	Sunnyside	WA	Actual/360	4.990%	28,164.75	7,225.15	0.00	N/A	06/06/29	--	6,554,599.93	6,547,374.78	01/06/22
42	30316517	IN	Brooklyn	NY	Actual/360	5.500%	29,739.95	7,166.34	0.00	N/A	05/06/29	--	6,279,403.96	6,272,237.62	09/06/20
43	30316518	RT	Cave Creek	AZ	Actual/360	4.078%	21,947.57	0.00	0.00	N/A	07/06/29	--	6,250,000.00	6,250,000.00	01/06/22
44	30316519	RT	Cave Creek	AZ	Actual/360	4.078%	21,947.57	0.00	0.00	N/A	07/06/29	--	6,250,000.00	6,250,000.00	01/06/22
45	30316520	RT	Las Vegas	NV	Actual/360	4.078%	20,718.51	0.00	0.00	N/A	07/06/29	--	5,900,000.00	5,900,000.00	01/06/22
46	30316521	MU	Winston Salem	NC	Actual/360	4.600%	21,390.00	0.00	0.00	N/A	06/06/29	--	5,400,000.00	5,400,000.00	01/06/22
47	30316522	IN	Katy	TX	Actual/360	4.520%	20,492.55	0.00	0.00	N/A	05/01/29	--	5,265,000.00	5,265,000.00	01/01/22
48	30316523	LO	Oneonta	NY	Actual/360	5.700%	20,910.37	7,263.61	0.00	N/A	02/06/29	--	4,260,177.44	4,252,913.83	01/06/22
49	30316524	MU	New York	NY	Actual/360	4.780%	16,876.06	0.00	0.00	N/A	06/01/29	--	4,100,000.00	4,100,000.00	01/01/22
50	30316525	MF	Pontiac	MI	Actual/360	5.100%	17,623.04	4,312.13	0.00	N/A	06/06/29	--	4,012,835.49	4,008,523.36	01/06/22
51	30316526	IN	Baltimore	MD	Actual/360	4.800%	15,157.05	4,517.90	0.00	N/A	06/01/29	--	3,667,027.16	3,662,509.26	01/01/22
52	30316527	MF	Windham	CT	Actual/360	4.310%	13,175.43	0.00	0.00	N/A	06/01/29	--	3,550,000.00	3,550,000.00	01/01/22
53	30316528	SS	North Canton	OH	Actual/360	4.520%	11,023.74	3,704.62	0.00	N/A	06/01/29	--	2,832,249.41	2,828,544.79	01/01/22
Totals							2,814,267.12	284,964.37	0.00				739,822,071.11	739,537,106.74
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A11	52,113,243.84	55,206,505.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
1A16	52,113,243.84	55,206,505.00	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A1	20,966,356.67	23,188,838.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A5	20,966,356.67	23,188,838.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A1	1,790,942.55	4,639,610.98	01/01/21	09/30/21	--	0.00	0.00	153,489.78	153,489.78	0.00	0.00
3A3	1,790,942.55	4,639,610.98	01/01/21	09/30/21	--	0.00	0.00	76,744.90	76,744.90	0.00	0.00
4	4,018,924.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,312,557.79	5,398,468.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,971,863.14	2,236,011.03	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	11,839,519.88	8,652,735.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,484,581.43	2,682,645.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	2,009,485.61	2,148,581.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,471,938.81	2,461,071.18	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,521,245.21	2,909,698.86	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,793,735.64	5,451,530.11	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	350,649.78	726,806.90	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(205,861.68)	1,019,435.31	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	697,619.41	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,590,800.85	1,814,073.92	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,467,894.30	1,390,723.07	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,073,798.35	2,190,974.51	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	53,869,546.65	57,724,437.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,180,772.33	1,201,982.25	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	590,240.39	829,617.66	01/01/21	06/30/21	--	0.00	0.00	59,303.86	59,303.86	8,207.04	0.00
22	0.00	3,455,728.07	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,076,016.42	1,237,987.76	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,401,337.05	1,346,704.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,349,361.62	1,335,801.74	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
26	828,783.22	1,172,841.33	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	775,444.49	764,766.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	912,648.28	913,048.73	01/01/21	09/30/21	--	0.00	0.00	42,359.73	42,359.73	0.00	0.00
29	(265,183.40)	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	365,499.49	342,198.14	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	292,909.81	287,243.28	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	243,260.13	243,090.57	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	566,636.97	576,017.50	01/01/21	06/30/21	--	0.00	0.00	40,363.72	40,363.72	0.00	0.00
34	751,750.98	570,686.80	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	407,718.89	362,602.81	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	165,871.74	1,133,549.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	1,000,001.01	829,564.92	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	944,707.64	985,161.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	876,878.39	805,391.29	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	638,619.44	655,704.43	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
41	481,323.54	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	489,256.95	0.00	--	--	05/11/21	0.00	0.00	36,813.18	590,072.11	60,094.92	0.00
43	677,644.26	750,643.50	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	466,088.15	604,920.01	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	596,313.65	602,969.46	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	552,311.02	525,331.81	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
47	562,322.04	454,082.51	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	(311,701.28)	1,160,994.30	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	210,060.77	24,818.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
50	319,799.85	390,312.18	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	323,099.04	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
52	388,254.62	390,381.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	241,776.10	270,673.01	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	264,109,209.76	287,101,918.93				0.00	0.00	409,075.17	962,334.10	68,301.96	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/18/22	0	0.00	0	0.00	1	6,272,237.62	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417382%	4.395384%	87
12/17/21	0	0.00	0	0.00	1	6,279,403.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417523%	4.395524%	88
11/18/21	1	9,200,000.00	0	0.00	1	6,287,492.58	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417680%	4.395680%	89
10/18/21	0	0.00	0	0.00	1	6,294,587.01	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417851%	4.395851%	90
09/17/21	0	0.00	0	0.00	1	6,302,606.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.417999%	4.395998%	91
08/17/21	0	0.00	0	0.00	1	6,309,629.53	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418131%	4.396129%	92
07/16/21	0	0.00	0	0.00	1	6,316,619.61	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418262%	4.396260%	93
06/17/21	0	0.00	0	0.00	1	6,324,538.43	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418408%	4.396405%	94
05/17/21	1	6,659,092.08	0	0.00	1	6,331,458.23	0	0.00	0	0.00	1	16,000,000.00	0	0.00	0	0.00	4.418516%	4.396514%	95
04/16/21	0	0.00	0	0.00	2	22,339,309.35	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.418624%	4.396623%	96
03/17/21	0	0.00	0	0.00	2	22,346,159.52	0	0.00	0	0.00	2	22,572,844.29	0	0.00	0	0.00	4.418722%	4.396721%	97
02/18/21	1	6,695,762.17	0	0.00	2	22,355,876.78	0	0.00	0	0.00	2	20,061,376.09	0	0.00	0	0.00	4.418850%	4.396850%	98
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding			Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal		Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance		Date	Code²	Date	Date	REO Date
21	30316496	12/11/21	0	A	59,303.86	59,303.86	8,207.04		12,200,000.00
28	30316506	12/06/21	0	B	42,359.73	42,359.73	0.00		10,070,000.00
33	30503235	12/06/21	0	B	40,363.72	40,363.72	0.00		9,200,000.00
42	30316517	09/06/20	15	6	36,813.18	590,072.11	201,715.58		6,391,351.87	10/27/20	2	02/26/21
Totals					178,840.49	732,099.42	209,922.62		37,861,351.87
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		30,206,999	30,206,999	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		709,330,107	703,057,870	6,272,238		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-22	739,537,107	733,264,869	0	0	6,272,238	0
Dec-21	739,822,071	733,542,667	0	0	6,279,404	0
Nov-21	740,134,716	724,647,224	9,200,000	0	6,287,493	0
Oct-21	740,434,267	734,139,680	0	0	6,294,587	0
Sep-21	740,740,761	734,438,155	0	0	6,302,606	0
Aug-21	741,017,647	734,708,017	0	0	6,309,630	0
Jul-21	741,293,399	734,976,780	0	0	6,316,620	0
Jun-21	741,596,490	735,271,952	0	0	6,324,538	0
May-21	741,837,968	728,847,418	6,659,092	0	6,331,458	0
Apr-21	742,096,865	719,757,556	0	0	22,339,309	0
Mar-21	742,331,206	719,985,046	0	0	22,346,160	0
Feb-21	742,635,326	713,583,687	6,695,762	0	22,355,877	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
42	30316517	6,272,237.62	6,391,351.87	10,400,000.00	12/09/20	479,356.95	1.08000	09/30/20	05/06/29	327
Totals		6,272,237.62	6,391,351.87	10,400,000.00		479,356.95

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
42	30316517	IN	NY	10/27/20	2

1/11/2022 - Borrower's BK filed on 2/26/2021 was dismissed pursuant to a stipulated order on 9/17/2021. Forbearance proposal received 9/27 offered reinstatement via C-PACE loan and resumption of P&I payments in January 2022, but no contribution from borrower or guarantors; the proposal was declined. Borrower reports $20,000 in rents received for 2021. Borrower is now seeking a payoff of the loan from refi proceeds and an additional equity contribution, with a waiver of all amounts not covered by those sources. Negotiations are in process. Lender has delivered a notice of acceleration revocation of rights to collect Rents and intends to file judicial foreclosure once the moratorium in NY is lifted, if the payoff does not materialize.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
3A1	30316472	29,432,429.74	4.59000%	29,432,429.74	4.59000%	10	10/28/20	09/06/20	11/09/20
3A3	30316474	14,716,214.79	4.59000%	14,716,214.79	4.59000%	10	10/28/20	09/06/20	11/09/20
13	30316488	15,865,056.70	4.76000%	15,846,003.51	4.76000%	8	07/06/20	07/06/20	07/15/20
13	30316488	0.00	4.76000%	0.00	4.76000%	8	02/05/21	02/04/21	02/09/21
14	30316489	0.00	4.55000%	0.00	4.55000%	8	03/31/21	03/31/21	04/14/21
21	30316496	0.00	5.65000%	0.00	5.65000%	8	11/30/20	11/30/20	02/05/21
26	30316504	0.00	4.98000%	0.00	4.98000%	8	02/18/21	09/06/20	02/26/21
29	30316507	10,000,000.00	4.93000%	10,000,000.00	4.93000%	8	08/03/20	07/31/20	08/18/20
48	30316523	0.00	5.70000%	0.00	5.70000%	8	12/03/20	12/03/20	02/01/21
Totals		70,013,701.23		69,994,648.04
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
								Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3A1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	273.34	0.00	0.00	0.00
3A3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	136.67	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	313.44	0.00	0.00	0.00	22.90	0.00	0.00	0.00
21	0.00	0.00	0.00	0.00	593.56	0.00	0.00	0.00	40.88	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(78.95)	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	22.59	0.00	0.00	0.00
42	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	14.32	0.00	0.00	0.00
48	0.00	0.00	0.00	0.00	140.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	1,047.87	0.00	0.00	0.00	431.75	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		4,979.62

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Supplemental Notes
None

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